Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans

18. Employee Benefit Plans

The Company sponsors a qualified 401(k) savings plan (“401k Plan”) for all eligible employees. Participants may contribute between 1% and 100% of their eligible compensation, subject to IRS regulations. The 401k Plan provides that the Company can make discretionary contributions of 25% of the employees’ salary deferrals up to a maximum of $2,500 per each employee. Employer contributions under the 401k Plan for the years ended December 31, 2019 and 2018, were $0 and approximately $37 thousand, respectively.

Predecessor Company [Member]
Employee Benefit Plans
10.	Employee Benefits

Effective December 4, 2006, the Company has a defined contribution 401(k) plan for its employees. Employees are eligible to participate in the plan beginning on the first day of employment. Under the terms of the plan, employees may make voluntary contributions as a percent of compensation. Effective January 1, 2007, the Company instituted a safe harbor matching contribution program. Contributions to the matching program totaled $192,000, $239,000 and $217,000 for the years ended December 31, 2019, 2018 and 2017, respectively.